SUBSEQUENT EVENTS (Detail Textuals) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
SUBSEQUENT EVENTS
Dividends declared per share (in dollars per share)		$ 0.40	$ 0.40
Subsequent event | Dividend declared
SUBSEQUENT EVENTS
Dividends declared per share (in dollars per share)	$ 0.10
Dividends payable, date declared	Jul. 30, 2015
Dividends payable, date of record	Aug. 13, 2015
Dividends payable, date to be paid	Aug. 27, 2015